Schedule of Option Pricing Model and Adopted Fair Value Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate		4.58%	3.88%
Risk-free interest rate, minimum	4.11%
Risk-free interest rate, maximum	4.24%
Expected volatility		65.70%	64.20%
Expected volatility, minimum	59.65%
Expected volatility, maximum	73.81%
Contractual term (in years)	10 years	10 years	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)	$ 0.68	$ 0.79	$ 6.33
Minimum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)			$ 4.90
Discount rate (after tax)			15.00%
Discount for lack of marketability ("DLOM")			5.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)	$ 1.04	$ 0.80	$ 6.37
Maximum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)			$ 5.45
Discount rate (after tax)			16.00%
Discount for lack of marketability ("DLOM")			10.00%